Income Taxes - Summary of Provision for Income Taxes (Detail)	8 Months Ended
Sep. 30, 2020 USD ($)
Current:
Federal	$ 8,140
State and local	3,426
Foreign	0
Total Current	11,566
Deferred:
Federal	0
State and local	0
Foreign	0
Total deferred income tax expense	0
Provision for income taxes	$ 11,566